Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2024-1

Collection Period	05/01/24-05/31/24
Determination Date	6/10/2024
Distribution Date	6/17/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-09.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,376,202,602.70
2.	Collections allocable to Principal		$45,524,214.62
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,467,419.62
5.	Pool Balance on the close of the last day of the related Collection Period		$1,328,210,968.46
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		72,393
7.	Initial Pool Balance		$1,565,657,067.52
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$85,646,032.02	$37,654,397.78
	b. Class A-2a Note Balance	$325,000,000.00	$325,000,000.00
	c. Class A-2b Floating Rate Note Balance	$237,700,000.00	$237,700,000.00
	d. Class A-3 Note Balance	$500,320,000.00	$500,320,000.00
	e. Class A-4 Note Balance	$86,680,000.00	$86,680,000.00
	f. Class B Note Balance	$46,900,000.00	$46,900,000.00
	g. Class C Note Balance	$44,600,000.00	$44,600,000.00
	h. Class D Note Balance	$33,700,000.00	$33,700,000.00
	i. Note Balance (sum a - h)	$1,360,546,032.02	$1,312,554,397.78
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.3113269	0.1368753
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8777716	0.8468093
10.	Overcollateralization Target Amount		$15,656,571
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$15,656,571
12.	Weighted Average Coupon		11.02%
13.	Weighted Average Original Term	months	65.44
14.	Weighted Average Remaining Term	months	54.00
15.	30 day Average SOFR for the accrual period ending 8/14/2023		5.32371%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/14/2023		5.94371%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$12,674,555.88
	b. Liquidation Proceeds allocable to Finance Charge		$53.33
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$12,674,609.21
18.	Principal:
	a. Collections allocable to Principal		$45,524,214.62
	b. Liquidation Proceeds allocable to Principal		$622,657.25
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$46,146,871.87
19.	Total Finance Charge and Principal Collections (17d + 18d)		$58,821,481.08
20.	Interest Income from Collection Account		$220,489.14
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$59,041,970.22

Available Funds
23.	Available Collections	$59,041,970.22
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$59,041,970.22
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,146,835.50
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,146,835.50
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$432,662.34
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$432,662.34
	e. Class A-2a Monthly Interest	$1,435,416.67
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,435,416.67
	i. Class A-2b Monthly Interest	$1,295,084.88
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$1,295,084.88
	m. Class A-3 Monthly Interest	$2,051,312.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$2,051,312.00
	q. Class A-4 Monthly Interest	$356,832.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$356,832.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$202,060.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$202,060.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$203,301.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$203,301.67
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$168,500.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$168,500.00

36.	Quaternary Principal Distributable Amount	$32,335,063.56
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$39,627,070.12
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$15,656,570.68
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$12,674,609.21
	b. Total Daily Deposits of Principal Collections	$46,146,871.87
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$220,489.14
	e. Total Deposits to Collection Account (sum a - d)	$59,041,970.22
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,146,835.50
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$54,136,805.30
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,758,329.42
	f. Total Withdrawals from Collection Account (sum a - e)	$59,041,970.22
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$432,662.34
	b. Class A-2a Interest Distribution	$1,435,416.67
	c. Class A-2b Interest Distribution	$1,295,084.88
	d. Class A-3 Interest Distribution	$2,051,312.00
	e. Class A-4 Interest Distribution	$356,832.67
	f. Class B Interest Distribution	$202,060.83
	g. Class C Interest Distribution	$203,301.67
	h. Class D Interest Distribution	$168,500.00
	i. Class A-1 Principal Distribution	$47,991,634.24
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$54,136,805.30
46.	Withdrawals
	a. Class A-1 Distribution	$48,424,296.58
	b. Class A-2a Distribution	$1,435,416.67
	c. Class A-2b Distribution	$1,295,084.88
	d. Class A-3 Distribution	$2,051,312.00
	e. Class A-4 Distribution	$356,832.67
	f. Class B Distribution	$202,060.83
	g. Class C Distribution	$203,301.67
	h. Class D Distribution	$168,500.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$54,136,805.30

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,758,329.42
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,758,329.42
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,914,142.67
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,914,142.67
51.	Investment Earnings	$17,261.21
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,931,403.88
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$17,261.21
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,914,142.67
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,146,835.50
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$54,136,805.30
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,758,329.42
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$17,261.21
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$48,424,296.58
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$1,435,416.67
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$1,295,084.88
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$2,051,312.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$356,832.67
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$202,060.83
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$203,301.67
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$168,500.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,758,329.42

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,008	$23,562,110.76
	b. 61 to 90 days past due	360	$8,761,941.25
	c. 91 to 120 days past due	121	$2,852,046.54
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,489	$35,176,098.55
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.6484%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	95	$2,467,419.62
77.	Recoveries	74	$622,710.58
78.	Net Losses (Ln 76 - Ln 77)		$1,844,709.04
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1340%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	205	$4,953,896.96
81.	Recoveries	114	$1,338,307.90
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$3,615,589.06
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.2309%
84.	Average Net Loss on Defaulted Receivables		$17,637.02

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$11,481,310.68
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,376,202,602.70
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.83%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 10, 2024

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer